Investments - Other Investments at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Other Long-Term Investments	$ 485.7	$ 201.0
Hedge Fund Investments
Debt Securities, Available-for-Sale [Line Items]
Other Long-Term Investments	$ 230.8	$ 201.0
Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	100.00%	100.00%
Credit Rating | Credit Concentration Risk | Hedge Fund Investments
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	48.00%	100.00%
Fixed income funds
Debt Securities, Available-for-Sale [Line Items]
Other Long-Term Investments	$ 243.0	$ 0.0
Fixed income funds | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	50.00%	0.00%
Credit
Debt Securities, Available-for-Sale [Line Items]
Other Long-Term Investments	$ 25.0	$ 22.3
Credit | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	5.00%	12.00%
Global macro
Debt Securities, Available-for-Sale [Line Items]
Other Long-Term Investments	$ 41.6	$ 44.8
Global macro | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	9.00%	22.00%
Long/short
Debt Securities, Available-for-Sale [Line Items]
Other Long-Term Investments	$ 67.4	$ 44.9
Long/short | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	14.00%	22.00%
Multi-strategy and event-driven
Debt Securities, Available-for-Sale [Line Items]
Other Long-Term Investments	$ 96.8	$ 89.0
Multi-strategy and event-driven | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	20.00%	44.00%
Private credit funds
Debt Securities, Available-for-Sale [Line Items]
Other Long-Term Investments	$ 11.9	$ 0.0
Private credit funds | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk percentage	2.00%	0.00%